PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 1,056,051,000	¥ 1,002,303,000
Less: accumulated depreciation		479,418,000	376,235,000
Property and equipment, net	$ 82,828	576,633,000	626,068,000
Assets pledged as collateral		202,743,000
Office buildings
Property, Plant and Equipment [Line Items]
Property and equipment		285,867,000	287,208,000
Assets pledged as collateral		202,743
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment		53,223,000	49,374,000
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment		474,839,000	481,034,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 242,122,000	¥ 184,687,000